Gold Prepay Loan (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	For the year ended December 31, 2020	For the year ended December 31, 2019
	$	$
Opening balance	6,842	17,380

Increase in principal of gold prepay loan	15,500	—
Gold deliveries	(11,674)	(13,996)
Interests	(965)	(832)
Change in fair value	5,454	4,290

Closing balance	15,157	6,842

Disclosure of detailed information about financial assets
Based on the gold delivery schedule, current and non-current portions of the gold prepay loan are as follows:

	December 31, 2020	December 31, 2019
	$	$
Total	15,157	6,842
Less: current portion	(6,920)	(6,842)
Non-current portion	8,237	—